Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.18

Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Initial Property Valuation Grade (DBRS)	Initial Compliance Grade (DBRS)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (KBRA)	Initial Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Initial Compliance Grade (KBRA)	Initial Overall Grade (Moody's)	Initial Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS)	Final Credit Grade (DBRS)	Final Property Valuation Grade (DBRS)	Final Compliance Grade (DBRS)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Valuation Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (KBRA)	Final Credit Grade (KBRA)	Final Property Valuation Grade (KBRA)	Final Compliance Grade (KBRA)	Final Overall Grade (Moody's)	Final Credit Grade (Moody's)	Final Property Valuation Grade (Moody's)	Final Compliance Grade (Moody's)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Valuation Grade (S&P)	Final Compliance Grade (S&P)
2024130027	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	Deed Missing or Defective	Missing Conveyance Deed from XXX and XXX to XXX and XXX	XXX: Deed		XXX: Received warranty deed	XXX		D	A	D	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130027	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	XXX Coverage - Inadequate Coverage	$XXX title insurance coverage < $XXX minimum required	XXX: Title		XXX: Received updated title insurance coverage	XXX		D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130064	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	Asset Documentation Missing or Defective	Missing XXX month bank statement for XXX #XXX, XXX, and Guardians #XXX to meet XXX day seasoning requirement	XXX: Guidelines only require XXX days of bank statements.		XXX: Received updated guidelines that only require XXX days of seasoning	XXX		D	B	D	A	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024130027	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	Asset Documentation Missing or Defective	Gift funds are from the borrower's XXX, who is not an immediate family member required by guidelines	XXX: XXX is a blood relative. gift funds are allowed from them.		XXX: XXX, XXX is immediate	XXX		D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130027	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Property	Hazard Insurance Missing or Defective	$XXX hazard insurance coverage < $XXX minimum required. Guidelines require coverage to be the lessor of XXX% of the insurable value, as established by the property insurer; or the unpaid principal balance of the mortgage	XXX: XXX cal	XXX: Received evidence of replacement cost coverage
																	XXX: Guidelines state, "XXX% of the insurable value of improvements, as established by the property insurer". The insurable value must be determined by the property insurer. Please provide evidence the property insurer stated the insurable value of the property is $XXX	XXX		D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130064	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Acknowledged	XXX	Property	Ineligible Project – Other Charter Violation	A XXX entity owns more than XXX% of the units in the XXX project, which is ineligible per guidelines dated XXX. The XXX entity owns XXX out of XXX, about XXX%	XXX: Uploaded XXX for exception.		XXX: Received waiver approval	XXX	FICO XXX, XXX, XXX months reserves	D	B	C	B	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024130053	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	Deed Missing or Defective	Missing conveyance deed from XXX, XXX to XXX	XXX: Deed		XXX: Received deed	XXX		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130084	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130028	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	Deed Missing or Defective	Missing conveyance deed from XXX. XXX and XXX XXX, as XXX of the XXX XXX Revocable XXX to XXX	XXX: Deed		XXX: Received deed	XXX		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130059	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Acknowledged	XXX	Credit	Entity Documentation - Missing or Defective	Missing operating agreement for XXX	XXX: Waived via email		XXX: Waived XXX email XXX: Please provide operating agreement for XXX or XXX and XXX. Name change understood, missing operating agreement	XXX	FICO XXX, DSCR XXX, XXX months reserves	D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024130218	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	Note Missing or Defective	Prepayment penalty charge of XXX% does not meet the guideline requirement of XXX months of interest or XXX%	XXX: I have XXX at a XXX% max allowed which is on the docs. Can you please advise? Thanks		XXX: XXX, max prepay allowed is XXX%	XXX		D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130040	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Acknowledged	XXX	Credit	First Time Homebuyer	Borrower is a XXX, which is ineligible per guidelines	XXX: Uploaded XXX for the exceptions.		XXX: Received exception approval	XXX	FICO XXX, LTV XXX%, XXX months reserves	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024130075	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130059	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Acknowledged	XXX	Credit	Note Missing or Defective	Prepayment penalty charge of XXX days of interest does not meet the guideline requirement of XXX months of interest or XXX%	XXX: Waived via email		XXX: Waived XXX email	XXX	FICO XXX, DSCR XXX, XXX months reserves	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024130218	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	Closing Protection Letter Missing or Defective	Missing closing protection letter (XXX)	XXX: XXX		XXX: Received CPL	XXX		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130092	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	Deed Missing or Defective	Missing executed warranty deed from XXX XXX to XXX	XXX: Deed		XXX: Received deed	XXX		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130107	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130086	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130042	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Property	Ineligible Property – Square Footage	XXX square feet of gross living area < XXX minimum required	XXX: Cleared via email		XXX: Received clarification XXX minimum does not apply to XXX	XXX		C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130047	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	Insufficient Assets to Close	$XXX assets < $XXX cash to close. Additionally, please provide operating agreement for "XXX" to ensure borrower has access to these funds	XXX: borrower used funds to buy this property		XXX: Received additional assets XXX: Received entity doc, missing additional assets to cover cash to close and reserves	XXX		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130098	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Property	Subject Property Lease - Missing or Defective	Missing lease agreement property located at: XXX	XXX: lease agreement not required on XXX loans. Market rent is with the appraisal		XXX: Received clarification to leave data discrepancy, leases not required	XXX		D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130091	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130050	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	Credit Report Aged	XXX days of credit report > XXX days max allowed	XXX: Credit report		XXX: Received updated credit report	XXX		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130050	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	Title Insurance Missing or Defective	XXX Commitment Schedule A missing XXX after lender's name in mortgagee clause	XXX: Title		XXX: Received title	XXX		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130073	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130036	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Property	Subject Property Lease - Missing or Defective	Missing lease for Unit A of subject property, only lease for Unit B is in file	XXX: XXX. I upld a revised crse XXX: Hey. we do not get leases on XXX loans are the market rent is on the appraisal	XXX: Received confirmation to rely on appraisal for occupancy status
XXX: Good morning! XXX uploaded does not have exception approval
																	XXX: XXX, guideline section 1.6.1 states XXX family properties are not allowed to be XXX for refinance transactions. We need lease agreement or exception approval for XXX XXX family property on a refinance transaction	XXX		D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130112	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130033	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130061	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	Minimum Credit Score Requirement Not Met	XXX qualifying credit score < XXX minimum required for XXX. 1007 in file is based on XXX income	XXX: Credit report		XXX: Received updated credit report	XXX		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130061	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	Deed Missing or Defective	Conveyance deed from XXX and XXX not executed. Please provide the executed conveyance deed	XXX: deed		XXX: Received deed	XXX		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130211	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130153	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	Deed Missing or Defective	Missing conveyance deed from XXX, LLC to XXX	XXX: Uploaded deed.		XXX: Received deed	XXX		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130117	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Property	Hazard Insurance Missing or Defective	$XXX hazard insurance coverage < $XXX minimum required. No replacement cost estimator or evidence of replacement cost coverage in file	XXX: Insurance		XXX: Received updated insurance	XXX		C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130067	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130069	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	Deed Missing or Defective	Missing conveyance deed from XXX and XXX to XXX. Deeds in file are not executed	XXX: Uploaded deed - XXX name to XXX name.		XXX: Received deed	XXX		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130069	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	Mortgage Payment History Missing or Defective	Missing mortgage payment history for the mortgage to XXX being paid off through the subject transaction	XXX: Uploaded mtg stmt showing pay history since inception.		XXX: Received mortgage history	XXX		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130129	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130148	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130065	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130099	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130062	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX6: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130219	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	Closing Protection Letter Missing or Defective	Missing closing protection letter	XXX: XXX		XXX: Received XXX	XXX		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130100	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130141	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	Entity Documentation - Missing or Defective	Missing Articles of Incorporation for: XXX	XXX: articles		XXX: Received articles of incorporation	XXX		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130116	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130021	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	Deed Missing or Defective	Missing Conveyance Deed from XXX to XXX and XXX	XXX: deed		XXX: Received deed	XXX		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130113	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130208	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	Closing Protection Letter Missing or Defective	Missing closing protection letter	XXX: XXX		XXX: Received XXX	XXX		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130126	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Acknowledged	XXX	Property	Ineligible Project – Other Charter Violation	XXX% of XXX units owned by a XXX entity > XXX% max allowed	XXX: Exception approval		XXX: Received exception approval	XXX	FICO XXX, LTV XXX%, DSCR XXX, XXX months reserves	C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024130134	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Property	Appraisal Review - Missing	Missing appraisal review for property located at: XXX/XXX XXX	XXX: CDA		XXX: Received appraisal review	XXX		D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130114	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130008	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130127	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	Deed Missing or Defective	Missing conveyance deed from XXX XXX and XXX to XXX	XXX: deed		XXX: Received deed	XXX		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130145	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130137	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Property	Hazard Insurance Missing or Defective	Missing XXX for the subject property	XXX: Hazard XXX: hazard		XXX: Received hazard insurance XXX: Received XXX. Hazard insurance effective date of XXX is after the loan closing date of XXX. Please provide updated XXX or exception approval	XXX		D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130019	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	Credit Report Aged	XXX days age of credit report > XXX days max allowed	XXX: Uploaded credit report.		XXX: Received credit report	XXX		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130020	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	Credit Report Aged	XXX days age of credit report > XXX days max allowed	XXX: Uploaded credit rpt.		XXX: Received credit report	XXX		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130123	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130159	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130076	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Property	Hazard Insurance Missing or Defective	$XXX hazard insurance coverage < $XXX minimum required. XXX does not provide replacement cost coverage and there is no replacement cost estimator in file	XXX: evidence of replacement cost XXX: The appraisal discloses the estimated cost new and we can use that to complete the XXX calc. See attached.	XXX: Received evidence of replacement cos
																	XXX: Guidelines section 2.4 states that coverage should be XXX% of the insurable value of improvements, as established by the XXX. Insurable value must be determined by the XXX, not the appraiser	XXX		C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130125	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130157	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130139	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130170	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130039	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130152	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130103	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130118	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130102	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130181	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130124	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130176	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130172	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130081	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130138	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130162	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130185	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130135	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130182	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130003	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Acknowledged	XXX	Credit	Unacceptable Mortgage History	Borrower does not XXX	XXX: Waiver in file		XXX: Waiver in file	XXX	LTV XXX%, FICO XXX, DSCR XXX	C	B	B	B	B	B	C	A	A	A	C	B	C	A	C	B	C	A	C	B	C	A	C	B	C	A	C	B	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024130003	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Property	Hazard Insurance Missing or Defective	$XXX hazard insurance coverage < $XXX minimum required. XXX does not provide replacement cost coverage and there is no replacement cost estimator in file. In addition, hazard insurance is missing XXX verbiage in the mortgagee clause	XXX: Verbiage added to mortgagee
XXX: Uploaded XXX - see page 19 of upload.
XXX: The UW used our calculation tool and it shows there is adequate insurance based on the appraiser's Estimate of Cost New.	XXX: Received updated hazard insurance
XXX: Received XXX, still missing XXX/XXX mortgagee clause
																	XXX: Guidelines section 2.4 states that coverage should be XXX% of the insurable value of improvements, as established by the XXX. Insurable value must be determined by the XXX, not the appraiser	XXX		C	B	C	A	B	B	C	A	A	A	C	B	C	A	C	B	C	A	C	B	C	A	C	B	C	A	C	B	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024130154	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130179	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Property	Appraisal Review - Missing	Missing appraisal review for property located at: XXX	XXX: appraisal & SSRs		XXX: Received XXX	XXX		D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130097	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130132	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130156	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	Deed Missing or Defective	Missing Conveyance Deed from XXX to XXX	XXX: deed		XXX: Received deed	XXX		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130016	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130158	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130168	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130193	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130188	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130014	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130196	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Acknowledged	XXX	Property	Ineligible Property	Cash out refinance transactions on a XXX XXX family property are ineligible per guidelines. Please provide lease agreements indicating XXX or exception approval	XXX: XXX provided, exception approved by XXX for property & transaction type & XXX		XXX: Received exception approval	XXX	FICO XXX, XXX, XXX months reserves	C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024130201	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130189	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130197	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130164	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	Credit Report Missing or Defective	Missing credit report for Guarantor: XXX	XXX: credit report		XXX: Received credit report	XXX		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130164	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	Background Check Missing or Defective	Missing background check for guarantor : XXX	XXX: fraud report		XXX: Received fraud report	XXX		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130203	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130077	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130151	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Property	Market Rent - Missing or Defective	Missing Market rent Source Document for the subjet property : XXX	XXX: uploaded lease		XXX: Received confirmation to use only lease	XXX		D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130013	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	Credit Report Missing or Defective	Missing Credit Report for Guarantor : XXX	XXX: uploaded		XXX: Received	XXX		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130194	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	Title Insurance Missing or Defective	Title Commitment Schedule A missing XXX after lender's name in mortgagee clause	XXX: uploaded		XXX: Received	XXX		D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130147	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	Credit Report Aged	XXX days age of credit report > XXX days max allowed	XXX: Uploaded updated credit report.		XXX: Received	XXX		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130186	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130198	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130110	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	Credit Report Missing or Defective	Missing credit report for Borrower: XXX	XXX: Uploaded credit report.		XXX: Received	XXX		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130195	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Property	Appraisal Review - Missing	Missing Appraisal Review for property located at: XXX	XXX: This is XXX Relief Eligible. Uploaded the XXX.		XXX: Received appraisal review	XXX		D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130068	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130183	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130015	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	Credit Report Missing or Defective	Missing Credit Report for Borrower: XXX	XXX: uploaded		XXX: Received	XXX		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130140	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	Insufficient Assets for Reserves	Audited Reserves of -XXX month(s) are less than Guideline Required reserves of XXX month(s)	XXX: used funds from refi to use towards reserves		XXX: Received assets	XXX		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130169	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130191	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130022	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Acknowledged	XXX	Credit	Borrower 1 XXX Credit Report is Expired (Greater than XXX Days from Closing/Settlement Date)	Borrower XXX XXX Credit Report is Expired (Greater than XXX days from Closing/Settlement Date). Original credit report dated XXX. XXX Credit Report dated XXX. Closing date XXX.	Document Uploaded. ; Document Uploaded.	XXX	Received copy of XXX report dated XXX. Still not within XXX days of closing. XXX also provided. Acknowledged XXX expired one day prior to closing. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX% (Housing) // XXX% (Total); Borr with employer for XXX+ years; Reserves of XXX Months; Residual Income of $XXX; Credit History - XXX-last XXX months; Qualifying LTV is XXX. ; XXX report is still greater than XXX days prior to closing; Borrower XXX XXX Credit Report is Expired (Greater than XXX days from Closing/Settlement Date).	XXX	Borrower has stable job time - Borrower has XXX years on job. Per Articles of Incorporation in file for XXX dated XXX, XXX is XXX and holds all XXX shares of XXX, with an effective date of XXX. XXX XXX in file supports Articles and states XXX is XXX shareholder and XXX% owner. No dates or duration taxes have been prepared by XXX found on XXX XXX.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% within tolerance.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024130022	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Per Articles of Incorporation in file for XXX dated XXX, XXX is XXX and holds all XXX shares of XXX, with an effective date of XXX. XXX XXX in file supports Articles and states XXX is XXX shareholder and XXX% owner. No dates or duration taxes have been prepared by XXX found on XXX XXX.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% within tolerance.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024130022	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Per Articles of Incorporation in file for XXX dated XXX, XXX is XXX and holds all XXX shares of XXX, with an effective date of XXX. XXX XXX in file supports Articles and states XXX is XXX shareholder and XXX% owner. No dates or duration taxes have been prepared by XXX found on XXX XXX.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% within tolerance.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024130217		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational only.	XXX	Borrower has stable job time - . Original LTV is Below the Guideline Maximum - . Qualifying FICO is Greater than the Guideline Minimum - . Original CLTV is Below the Guideline Maximum - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130217		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational only.	XXX	Borrower has stable job time - . Original LTV is Below the Guideline Maximum - . Qualifying FICO is Greater than the Guideline Minimum - . Original CLTV is Below the Guideline Maximum - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130217		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational only.	XXX	Borrower has stable job time - . Original LTV is Below the Guideline Maximum - . Qualifying FICO is Greater than the Guideline Minimum - . Original CLTV is Below the Guideline Maximum - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130212	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only.	XXX	Original CLTV is Below the Guideline Maximum - .

Original LTV is Below the Guideline Maximum - .

Borrower has stable job time - .

Qualifying FICO is Greater than the Guideline Minimum - .

																			Qualifying DTI below max allowed. - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130212	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational only.	XXX	Original CLTV is Below the Guideline Maximum - .

Original LTV is Below the Guideline Maximum - .

Borrower has stable job time - .

Qualifying FICO is Greater than the Guideline Minimum - .

																			Qualifying DTI below max allowed. - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130214		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational only.	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130214		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational only.	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130214		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational only.	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130215		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - . Original CLTV is Below the Guideline Maximum - . Original LTV is Below the Guideline Maximum - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130215		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - . Original CLTV is Below the Guideline Maximum - . Original LTV is Below the Guideline Maximum - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130215		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - . Original CLTV is Below the Guideline Maximum - . Original LTV is Below the Guideline Maximum - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130029		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Acknowledged	XXX	Credit	Overdraft/NSF Count Exceeds Tolerance	Overdraft/NSF count exceeds tolerance. CRSE in the file cites this exception and approval is granted.			Overdraft/NSF count exceeds tolerance. XXX in the file cites this exception and approval is granted.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	B	C	B	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024130029	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	TILA Right of Rescission Test	This loan failed the XXX right of rescission test.

Closed-end ( 12 CFR §1026.23(a)(3) , transferred from  12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from  12 CFR §226.15(a)(3) )The funding date is before the XXX business day following consummation.

														The consumer may exercise the right to XXX until midnight of the XXX business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. XXX has an expiration date of XXX, which is the XXX business day from consummation. Disbursement can not occur on same date as expiration date of the XXX.	Document Uploaded. ; Pls note that the Bwr signed the docs on XXX vs the date on the closing docs of XXX. So XXX is dated correctly with a date of XXX. We cant change the date of the CD as XXX was the date the docs were printed	XXX	Final settlement statement provided showing disbursement date is XXX; Exception resolved; XXX settlement statement provided showing disbursement date is XXX; Exception resolved; The XXX signed at consummation shows a disbursement date of XXX which is prior to the end of the XXX period. Provide either a XXX or XXX settlement statement to show the actual disbursement date was after XXX	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	B	C	A	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024130029		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	B	A	A	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024130029		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	Missing Letter of Explanation (Assets)	Bank statement dated XXX shows a large deposit of $XXX from XXX Funding on XXX. Please provide an explanation for this deposit.			; Client called to discuss. The company is an XXX company and the deposit from XXX is based on the business provided. Additional deposits in the file confirm high amounts - clearing.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	B	D	A	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024130057		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130057		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130043		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	Audited FICO is less than Guideline FICO	Audited FICO of is less than Guideline FICO of XXX. Credit score missing on report	I uploaded the credit report to the other finding. FICO is XXX.	XXX	Credit report uploaded; Audited FICO of XXX is greater than or equal to Guideline FICO of XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130043		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	Borrower 1 Credit Report is Missing	Borrower XXX Credit Report is Missing. Credit scores missing on report.	Document Uploaded. Uploaded credit report.	XXX	Credit report uploaded; Borrower XXX Credit Report is not missing.; Document Uploaded.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130043		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130038		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	Rent Loss Insurance Missing	Missing rent loss insurance coverage The property is an XXX property. The insurance does not state rent loss insurance is included. Provide proof of rent loss insurance.	Document Uploaded. See the XXX of Coverage in the file. Page 2 shows the "XXX" includes $XXX in XXX Value. This is the rent loss coverage.	XXX	XXX Rent loss uploaded.; Rent Loss Coverage Present	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130038		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130038		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130072		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130072		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130006	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130006	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130006	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130030		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130030		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130060		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130060		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130060		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130037		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130037		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130037		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130071		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130071		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130071		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130054		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Acknowledged	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $ are less than Guideline Required Reserves of $XXX. Guidelines required XXX months of reserves. The file only documented $XXX in total assets available for reserves. The is $XXX short in reserves. Exception granted for reserves < XXX months. Granted by XXX XXX on XXX.			Document Uploaded. Assets were updated and the reserve calculation went down to XXX months. Updated XXX provided. Experienced XXX, no derog credit ever, FICO XXX points above minimum for program. ; Audited Reserves of $ are less than Guideline Required Reserves of $XXX. Guidelines required XXX months of reserves. The file only documented $XXX in total assets available for reserves. The is $XXX short in reserves. Exception granted for reserves < XXX months. Granted by XXX on XXX.	XXX	Credit score XXX; XXX credit history; XXX	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024130054		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Acknowledged	XXX	Credit	Guideline Seasoning not Met	The required number of months reserves are to be seasoned does not meet Guideline requirement. Guidelines require assets to be seasoned for XXX days. The exception is not valid.			The required number of months reserves are to be seasoned does not meet Guideline requirement. Guidelines require assets to be seasoned for XXX days. The exception is not valid.	XXX	Credit score XXX; XXX credit history; XXX	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024130054		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Credit score XXX; XXX credit history; XXX	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024130054		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Credit score XXX; XXX credit history; XXX	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024130087	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130087	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130087	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130044		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130044		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130044		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130105	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130105	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130045		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130045		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130045		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130055		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130055		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130094		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130094		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130082	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130082	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130090	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130090	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130090	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130063	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130063	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130041	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130041	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130041	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130080		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Acknowledged	XXX	Credit	Payment shock exceeds guideline	Payment shock of XXX% exceeds the lender guidelines tolerance for payment shock. Exception listed on CRSE. Payment shock exceeds XXX%. Approved by XXX. Actual shock is XXX.			Payment shock of XXX% exceeds the lender guidelines tolerance for payment shock. Exception listed on XXX. Payment shock exceeds XXX%. Approved by XXX. Actual shock is XXX.; Exception listed on XXX	XXX	Borrower has stable job time - Borrower has XXX years on job. Comp Factor	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024130080		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has XXX years on job. Comp Factor	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024130025		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130025		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130025		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130032	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	The XXX Statement for the XXX with XXX XXX XXX is not present, the XXX statement or a letter from the borrower stating no XXX is not present.	Document Uploaded.	XXX	Received copy of mortgage statement from XXX - unable to locate the primary having a XXX loan - documentation supports property. Cleared.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130032	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130032	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130085		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130085		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130085		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130004	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130004	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130004	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130051		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130051		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130051		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130024	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	Approval/Underwriting Summary Partially Provided	Approval/Underwriting Summary Partially Provided. The subject property is a XXX per Section 3: XXX of the final application and a letter of explanation from the borrower. The Transmittal Summary in file reflects the subject property is an XXX. Provide a corrected Transmittal Summary (1008) that reflects the subject is a XXX.

The Credit Risk Summary & Exception Approval reflects the subjects Occupancy is XXX. The subject property is a XXX per Section 3: XXX of the final application and a letter of explanation from the borrower. Provide a corrected Credit Risk Summary & Exception Approval reflecting the Occupancy as XXX.	Document Uploaded.	XXX	Updated 1008/CRSE; Approval/Underwriting Summary is fully present	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	B	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130024	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	The Final 1003 is Incomplete	The Final 1003 is Incomplete The subject property is a XXX home per Section 3: XXX on the final application and a Letter of Explanation from the borrower stating it's a XXX. The final application reflects the subject transaction is the refinance of an XXX. Provide a corrected final application with Section 4: Loan and Property Information reflecting the subject is a XXX.	Document Uploaded.	XXX	Updated 1003 and XXX; The Final 1003 is Present	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130024	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	XXX is Missing	XXX is Missing The subject property is a XXX per Section 3: XXX on the final application and a Letter of Explanation from the borrower stating it's a XXX. The loan closed as an XXX. The mortgage does not have a XXX. Provide a corrected mortgage with a XXX.	XXX, This file was changed to an Investment so they could close in an XXX so there is no XXX Thank you	XXX	The XXX is Present or Not Applicable (XXX is XXX)	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130024	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130213	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).XXX or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). XXX XXX Cure Required
Refund in the amount of $XXX
Cure Package requires a XXX, XXX, Copy of refund check and proof of delivery to the borrower XXX valid XXX.
The XXX tolerance violation is due to the increase in the Discount Point Fee on the CD dated XXX and no XXX was found in the file explaining the reason for the increase.
Please provide a Valid XXX or Cure Package.	Document Uploaded.	XXX	XXX provided; Exception resolved; XXX provided; Exception resolved	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130213	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	Satisfactory Chain of Title not Provided	XXX of XXX provided The subject property is owned by an XXX, the members of which are XXX trusts for which the borrowers are XXX. Appropriate documentation authorizing the XXX of the property is not in the file, even in draft form.	XXX of XXX has been provided; Document Uploaded.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130213	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	Purchase is not considered to be an Arm's Length Transaction	Purchase is not considered to be an XXX Property is owned by the XXX, and is being transferred to them.	Purchase is considered to be an XXX, or Not Applicable	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130213	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	Property Issue(s) are Present	XXX or more issues or defects with the property have been discovered. XXX	The issue with the property has been resolved.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130213	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	Cash Out Does Not Meet Guideline Requirements	Cash Out Does Not Meet Guideline Requirements Transaction is incorrectly being XXX as a XXX. There should not be cash to the borrowers.	XXX Letter; Cash Out Meets Guideline Requirements	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130213	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX.	1008; Audited Reserves of $XXX are equal to or greater than XXX Required Reserves of $XXX.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130213	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% Income issue. See other comments	Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130213	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Per CPA, B2 is XXX% owner of the XXX. Per Final 1003 and 1008, B1 has no income. XXX% of the bank statement income is $XXX. 1003 and 1008 need to be corrected in order to show any of the XXX income for B1.	Document Uploaded.	XXX	Income and Employment Meet Guidelines; Income and Employment Do Not Meet Guidelines	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130088	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	Borrower 1 Credit Report is Expired	Borrower XXX Credit Report is Expired (Greater than XXX days from the Closing Date). Broker credit report dated XXX is expired at XXX days. Note date XXX.	Document Uploaded.	XXX	Updated Credit Report; Borrower XXX Credit Report is not Expired.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130088	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130088	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130079	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130079	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130079	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130216	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130216	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130216	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130115		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXX is less than required coverage required XXX coverage is less than required coverage required. XXX Declaration page does state XXX% Replacement Cost.	Document Uploaded. XXX, this is a XXX Property and it does state XXX Replacement Cost--see the attached XXX Calculator	XXX	UW error. XXX states XXX% replacement Value.; Hazard Insurance coverage meets guideline requirement	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130115		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130115		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130046	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cured	XXX	Compliance	Charges That Cannot Increase Test	XXX XXX Cure required: Cure of $XXX required for increase of appraisal fee without valid XXX. XXX provided insufficient cause of increase. Cure requirements include XXX, XXX, and copy of refund check, or valid XXX. This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).XXX or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	Document Uploaded. ; Document Uploaded. As I stated XXX, the Appraised Value means increase in the Appraisal Fee our system has pre-set reasons for the XXX and that is the reason. Also, note that we ALWAYS do an estimate on the Appraisal Fee until we get the Appraisal/Invoice. ; Document Uploaded.	XXX	Cure package provided; exception downgraded to a XXX; There was no reason provided for the increase in appraisal fee, receiving the invoice is not a valid reason for an increase. In addition the appraisal invoice is dated XXX which is more than XXX days prior to the date the date the appraisal fee increase was disclosed; The XXX provided did not contain a valid reason for the appraisal to increase. The appraised value change is not a valid reason for the change of the appraisal fee	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024130046	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	Incorrect rescission model used - RTC form model XXX used for Same Lender or Lender Affiliate Refinance	Incorrect rescission model used - XXX form model XXX (XXX) used for Same Lender or Lender Affiliate Refinance Subject is a same lender cash-out refinance with XXX. The incorrect Right to Cancel form was utilized.	Document Uploaded.	XXX	Cure package provided, borrower given new XXX day waiting period; exception resolved; Correct XXX form has been provided	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	B	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024130046	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024130046	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024130046	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024130119	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130119	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130119	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130066	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	Missing letter of explanation	Missing Name/XXX as required by the lender at closing.	Document Uploaded. Uploaded Name XXX.	XXX	Name XXX uploaded	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130066	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130066	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130011	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130011	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130011	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130209		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130209		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130209		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130034	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	The initial CD issued on XXX is missing from the loan file. This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "XXX" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	Document Uploaded. Uploaded initial CD.	XXX	Initial CD provided; Exception resolved; Initial CD provided; Exception resolved	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130034	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	Initial Loan Estimate Delivery Date Test (from application)	The initial LE issued on XXX is missing from the loan file. This loan failed the initial loan estimate delivery date test (from application) due to XXX of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the XXX business day (counting days on which the XXX are open to the XXX for carrying on substantially all of its XXX) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $XXX, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the XXX will be deemed to be open or not open for carrying on substantially all of its XXX, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure XXX business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings XXX days profile page:As not being open on XXX not being open on XXX PLEASE NOTE: If a conflict results from the client preferences configured on the company settings XXX days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the XXX are closed to the public for carrying on substantially all of its XXX functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the XXX business day after the creditor receives the consumer's application.	Document Uploaded. Uploaded the initial XXX and a revised XXX with XXX.	XXX	Initial XXX provided; Exception resolved; Initial XXX provided; Exception resolved	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130034	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130005		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% Per Guidelines the max DTI is XXX%. Using the initial credit report account payments the actual DTI is XXX%.	Document Uploaded. I have uploaded an XXX to explain the updates I have made to the file. I put the liability pmts back to the original credit report figures and updated a few payments if higher on the XXX Report. But there are XXX liabilities that show paid off to $XXX balance on the XXX Report and I have pinpointed where those payoffs are on the bank statement so those have been excluded. The final DTI is XXX%.	XXX	Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%; Proof of Liabilities payments and updated 1008; Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%	XXX	Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130005		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). The XXX% tolerance violation in the amount of $XXX is due to the missing Initial XXX and initial XXX from the file. Please provide all XXX and XXX in order to test compliance timing and tolerance regulations.	Document Uploaded. Uploaded the initial CD. LEs and XXX are uploaded to other finding.	XXX	XXX in file; Exception resolved; XXX in file; Exception resolved; This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).; This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	XXX	Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130005		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	The initial CD issued on XXX is missing from the loan file. Please provide all XXX in order to test compliance timing and tolerance regulations. This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "XXX" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	Uploaded XXX to the other finding.	XXX	Initial CD provided; Exception resolved; Initial CD provided; Exception resolved	XXX	Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130005		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).XXX or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). The zero tolerance violation in the amount of $XXX is due to the missing Initial XXX and initial XXX from the file. Please provide all XXX and XXX in order to test compliance timing and tolerance regulations.	All have been uploaded to other findings.	XXX	Initial XXX provided; Exception resolved; Initial XXX provided; Exception resolved	XXX	Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130005		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	Initial Loan Estimate Delivery Date Test (from application)	The initial XXX issued XXX is missing from the loan file. This loan failed the initial loan estimate delivery date test (from application) due to XXX of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the XXX business day (counting days on which the XXX are open to the public for carrying on substantially all of its XXX functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $XXX, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the XXX will be deemed to be open or not open for carrying on substantially all of its XXX functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure XXX business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on XXX As not being open on XXX PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as XXX open and closed, ComplianceAnalyzer calculations will presume the XXX are closed to the XXX for carrying on substantially all of its XXX functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the XXX business day after the creditor receives the consumer's application.	Uploaded XXX to other finding.	XXX	Initial XXX provided; Exception resolved; Initial XXX provided; Exception resolved	XXX	Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130005		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	Initial Loan Estimate Delivery Date Test (prior to consummation)	The initial LE issued XXX is missing from the loan file. Please provide all XXX and Written List of Service Providers in order to test compliance timing and tolerance regulations. This loan failed the initial loan estimate delivery date test (prior to consummation) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(B) )The initial loan estimate delivery date is less than the XXX business day (counting all calendar days except XXX and XXX) before consummation of the transaction; orThe initial loan estimate delivery date is on or after consummation of the transaction.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $XXX, regardless of the actual values on the disclosure.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(e)(1)(i) (provision of loan estimate form) not later than the XXX business day before consummation of the transaction.	Document Uploaded. Uploaded the XXX and XXX.	XXX	Initial XXX provided; Exception resolved; Initial XXX provided; Exception resolved	XXX	Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130005		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	Missing Credit Score Disclosure (XXX)	Missing Credit Score Disclosure (XXX). The XXX disclosure is missing.	Document Uploaded. Uploaded credit score disclosure.	XXX	XXX Credit Score Disclosure is provided.	XXX	Borrower has stable job time - Borrower has XXX years on job.	C	A	B	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130005		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130048	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130048	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130048	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130093	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130093	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130093	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130056		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130056		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130056		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130095	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130095	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130095	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130096	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Acknowledged	XXX	Credit	Cash Out Does Not Meet Guideline Requirements	Per guidelines the max cash for credit scores under XXX is $XXX. The subject transaction cash out amount is $XXX. CRSE approved exception to guidelines. Exception Type-Other-Credit. Exception granted by XXX on XXX.	XXX in the file cites this exception and approval is grnated.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024130096	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Acknowledged	XXX	Credit	Overdraft/NSF Count Exceeds Tolerance	Overdraft/NSF count exceeds tolerance. Per CRSE - XXX requires review of NSFs for acceptability. Actual - # of NSFs in last XXX = XXX. Exception submitted to XXX. - XXX	XXX in the file cites this exception and approval is provided.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024130096	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024130096	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024130009	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cured	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	Document Uploaded. Uploaded all cure docs.; Can you please provide your calculation for how you came up with $XXX? XXX!; Document Uploaded. Uploaded missing XXX and CD.	XXX	Cure package provided; Exception downgraded to a XXX; The fees in section C are paid to a provider listed on the XXX. The fees did not change with a loan amount increase. If the borrower chose to shop for the service provider, provide documentation to support this.
Fees charged on the XXX that were also charged on the CD:
$XXX Title - Closing Fee
$XXX Title - Lenders Title Insurance
$XXX recording fee
Total $XXX = XXX% tolerance = $XXX

Fees charged on CD paid to XXX
$XXX  Title - Closing fee
$XXX Title - E recording fee
$XXX  title -  Lenders Title insurance
$XXX Title - Endorsement fee
$XXX Recording fee
																	Total: $XXX - $XXX = $XXX; The fees in section C are paid to a provider listed on the XXX. The fees did not change with a loan amount increase. Provide a cure package with a refund of $XXX. If the borrower chose to shop for the service provider, provide documentation to support this; XXX XXX Cure Required. Refund in the amount of $XXX, cure package requires a XXX, XXX, Copy of Refund Check, and Proof of Delivery or Valid XXX. The XXX tolerance violation in the amount of $XXX is due to the increase in title fees without a valid XXX. The XXX in file indicate the title fees changed but do not indicate a reason. There is also a missing LE tied to a XXX dated XXX	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	B	C	B	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024130009		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	Borrower 1 CPA Letter Missing	Borrower XXX XXX Letter Missing Proof of ownership percentage is required by guidelines. The XXX filing shows the borrower to be the XXX member, but not the only XXX	Document Uploaded. Uploaded Op Agreement.; Document Uploaded. Uploaded Sec of XXX - page 2 shows borrower as the only XXX.	XXX	XXX Operating Agreement. XXX member only; Borrower XXX CPA Letter Provided; This is not an adequate document to prove XXX. Guidelines require a Third Party accountant letter, Operating agreement(XXX member) or equivalent stating XXX percentage (example of equivalent documentation can include but not limited to: Partnership Agreement, Articles of Incorporation).; This is not an adequate document to prove ownership of the XXX. Guidelines require a Third Party accountant letter, Operating agreement(XXX member) or equivalent stating ownership percentage (example of equivalent documentation can include but not limited to: Partnership Agreement, Articles of Incorporation).	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	B	D	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024130009		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024130111		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130111		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130210		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130210		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130026	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130026	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130026	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130078	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cured	XXX	Compliance	High-Cost Mortgage Points and Fees Threshold Test	This loan failed the high-cost mortgage points and fees threshold test due to one of the following findings: ( 12 CFR §1026.32(a)(1)(ii)(A), (B) )The loan amount is $XXX or more, and the transaction's total points and fees is $XXX, which exceeds XXX percent of the total loan amount of $XXX; or The loan amount is less than $XXX and the transaction's total points and fees is $XXX, which exceeds the lesser of XXX percent of the total loan amount of $XXX or $XXX. Fees included in testing:
$XXX Lender Paid XXX compensation
$XXX Discount points - unable to exclude any due to missing undiscounted rate
$XXX Underwriting Fee
Cure Required. Refund in the amount of $XXX, cure package requires a XXX, XXX, Copy of Refund Check, and Proof of Delivery	PCCD, LOE, copy of check and proof of shipment provided with XXX days of discovery, XXX, which downgrades the exception to a B. Exception cured within XXX days of the creditor's discovery or receipt of notification of an unintentional violation or XXX error and prior to the XXX of any action. The consumer was notified of the compliance failure, appropriate restitution was made, and whatever adjustments necessary were made to the loan to either, (A) make the loan satisfy the requirements of this part; or (B) in the case of a high-cost mortgage, change the terms of the loan in a manner beneficial so that the loan will no longer be a high-cost mortgage. The consumer accepted a change the terms of the loan in a manner beneficial so that the loan will no longer be a high-cost mortgage.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	B	B	A	A	C	B	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024130078	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cured	XXX	Compliance	High-Cost Mortgage Timing of Disclosure Test	This loan failed the high-cost mortgage timing of disclosure test due to one of the following findings: ( 12 CFR §1026.31(c) )The High-Cost Mortgage Disclosure Date indicates the creditor did not furnish the disclosure required by 12 CFR §1026.32 at least XXX business days prior to the consummation or account opening of a high-cost mortgage; orThe High-Cost Mortgage Disclosure Date was not provided; orNeither the consummation date nor the closing date was provided. Fees included in testing:
$XXX Lender Paid XXX compensation
$XXX Discount points - unable to exclude any due to missing undiscounted rate
$XXX Underwriting Fee
Cure Required. Refund in the amount of $XXX, cure package requires a XXX, XXX, Copy of Refund Check, and Proof of Delivery	PCCD, LOE, copy of check and proof of shipment provided with XXX days of discovery, XXX, which downgrades the exception to a B. Exception cured within XXX days of the creditor's discovery or receipt of notification of an unintentional violation or XXX error and prior to the XXX of any action. The consumer was notified of the compliance failure, appropriate restitution was made, and whatever adjustments necessary were made to the loan to either, (A) make the loan satisfy the requirements of this part; or (B) in the case of a high-cost mortgage, change the terms of the loan in a manner beneficial so that the loan will no longer be a high-cost mortgage. The consumer accepted a change the terms of the loan in a manner beneficial so that the loan will no longer be a high-cost mortgage.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	B	B	A	A	C	B	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024130078	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cured	XXX	Compliance	High-Cost Mortgage Pre-Loan Counseling Date Test	This loan failed the high-cost mortgage pre-loan counseling date test due to one of the following findings: (12 CFR §1026.34(a)(5)(i), (ii))The loan is a XXX XXX loan and the High-Cost Mortgage Pre-Loan Counseling Date indicates the creditor did not receive written certification that the consumer has obtained counseling on the advisability of the mortgage after the consumer received either the good faith estimate or the disclosures required by 12 CFR §1026.40; or The loan is a XXX XXX loan and the High-Cost Mortgage Pre-Loan Counseling Date indicates the creditor did not receive written certification that the consumer has obtained counseling on the advisability of the mortgage after the consumer received either the initial loan estimate or the disclosures required by 12 CFR §1026.40; or The High-Cost Mortgage Pre-Loan Counseling Date was not provided; orThe High-Cost Mortgage Pre-Loan Counseling Date is on or after the closing date or estimated closing date.Certification of counseling required. A creditor shall not extend a high-cost mortgage to a consumer unless the creditor receives written certification that the consumer has obtained counseling on the advisability of the mortgage from a counselor that is approved to provide such counseling by the XXX of the XXX. Department of XXX and XXX or, if permitted by the XXX, by a State XXX.(ii) Timing of counseling. The counseling required under this paragraph (a)(5) must occur after:(A) The consumer receives either the disclosure required by section 5(c) of the XXX Procedures Act of XXX (XXX(c)) or the disclosures required by §1026.40; or(B) The consumer receives the disclosures required by §1026.32(c), for transactions in which neither of the disclosures listed in (A) are provided. Fees included in testing:
$XXX Lender Paid broker compensation
$XXX Discount points - unable to exclude any due to missing undiscounted rate
$XXX Underwriting Fee
Cure Required. Refund in the amount of $XXX, cure package requires a XXX, XXX, Copy of Refund Check, and Proof of Delivery	PCCD, LOE, copy of check and proof of shipment provided with XXX days of discovery, XXX, which downgrades the exception to a B. Exception cured within XXX days of the creditor's discovery or receipt of notification of an unintentional violation or XXX error and prior to the XXX of any action. The consumer was notified of the compliance failure, appropriate restitution was made, and whatever adjustments necessary were made to the loan to either, (A) make the loan satisfy the requirements of this part; or (B) in the case of a high-cost mortgage, change the terms of the loan in a manner beneficial so that the loan will no longer be a high-cost mortgage. The consumer accepted a change the terms of the loan in a manner beneficial so that the loan will no longer be a high-cost mortgage.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	B	B	A	A	C	B	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024130078	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cured	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). File missing XXX, all fees in section C are tested in the XXX% tolerance
XXX XXX cure required:
Refund in the amount of $XXX.
The XXX% tolerance violation in the amount of $XXX is due to an increase in title fees from the XXX to CD;. The XXX issued on XXX is invalid due to being incomplete; Need evidence of a valid XXX, XXX or proof of refund check to the borrower in the amount of $XXX.

Document Uploaded.	XXX	Cure package provided; Exception downgraded to a XXX/B; The XXX does not give the borrower the option to shop, it only indicates the appraisal fee as a service the borrower cannot shop for. Cure package required which includes copy of check for refund in the amount of $XXX; XXX, XXX and proof of delivery	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	B	B	A	A	C	B	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024130078	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cured	XXX	Compliance	High-Cost Mortgage Late Fee Test	This loan failed the high-cost mortgage late charges test for XXX of the following reasons: ( 12 CFR §1026.34(a)(8)(i) )The loan provides for a late payment fee in excess of XXX% of the amount of the payment past due; orA value for the late charges amount was not provided.Any late payment charge imposed in connection with a high-cost mortgage must be specifically permitted by the terms of the loan contract or open-end credit agreement and may not exceed XXX percent of the amount of the payment past due. No such charge may be imposed more than once for a single late payment. Fees included in testing:
$XXX Lender Paid broker compensation
$XXX Discount points - unable to exclude any due to missing undiscounted rate
$XXX Underwriting Fee
Cure Required. Refund in the amount of $XXX, cure package requires a XXX, XXX, Copy of Refund Check, and Proof of Delivery	XXX, XXX, copy of check and proof of shipment provided with XXX days of discovery, XXX, which downgrades the exception to a B. Exception cured within XXX days of the creditor's discovery or receipt of notification of an unintentional violation or XXX error and prior to the XXX of any action. The consumer was notified of the compliance failure, appropriate restitution was made, and whatever adjustments necessary were made to the loan to either, (A) make the loan satisfy the requirements of this part; or (B) in the case of a high-cost mortgage, change the terms of the loan in a manner beneficial so that the loan will no longer be a high-cost mortgage. The consumer accepted a change the terms of the loan in a manner beneficial so that the loan will no longer be a high-cost mortgage.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	B	B	A	A	C	B	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024130078	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cured	XXX	Compliance	TX SB 1581 High-Cost Home Loan Credit Transaction Points and Fees Threshold Test	This loan failed the high-cost home loan credit transaction points and fees test due to one of the following findings: (TX SB 1581 Sec. 343.201 (1)(E))The date creditor received application is before XXX XXX, XXX; andThe total points and fees payable by the consumer at or before loan closing is $XXX, which exceeds the greater of XXX percent of the "total loan amount" (as defined in the official commentary to paragraph 32(a)(1)(ii)), or $XXX.The date creditor received application is on or after XXX XXX, XXX; andThe loan amount is $XXX or more, and the transaction's total points and fees is $XXX, which exceeds XXX percent of the total loan amount of $XXX; orThe loan amount is less than $XXX and the transaction's total points and fees is $XXX, which exceeds the lesser of XXX percent of the total loan amount of $XXX or $XXX. Fees included in testing:
$XXX Lender Paid broker compensation
$XXX Discount points - unable to exclude any due to missing undiscounted rate
$XXX Underwriting Fee
Cure Required. Refund in the amount of $XXX, cure package requires a XXX, XXX, Copy of Refund Check, and Proof of Delivery	Document Uploaded. ; Document Uploaded.	XXX	Cure packaged provided; ; Undiscounted rate did not resolve the exception; the discount points could not be excluded due to the undiscounted rate being more than XXX% above XXX (XXX%) therefore they are not considered XXX. Refund in the amount of $XXX, cure package requires a XXX, XXX, Copy of Refund Check, and Proof of Delivery	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	B	B	A	A	C	B	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024130078	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Acknowledged	XXX	Credit	Overdraft/NSF Count Exceeds Tolerance	Overdraft/NSF count exceeds tolerance. Guidelines require a review of NSF activity to verify acceptability. The # of NFS in the last XXX months is XXX. Exception Type-Other-Assets. Exception granted by XXX on XXX.	XXX in file.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	B	B	B	B	B	A	A	C	B	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024130078	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	B	B	A	A	C	B	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024130078	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	B	B	A	A	C	B	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024130150	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Acknowledged	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. Guidelines require XXX months reserves. XXX in the file cites this Exception and approval is granted.	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. Guidelines require XXX months reserves. XXX in the file cites this Exception and approval is granted.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024130150	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	Guideline Seasoning not Met	The required number of months reserves are to be seasoned does not meet Guideline requirement. Guidelines require XXX months reserves. XXX in the file cites this Exception and approval is granted.	XXX condition - Seasonings met; reserves were triggered correctly.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	B	B	B	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024130150	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024130150	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024130144	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130144	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130144	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130122	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130122	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130122	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130109	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024130109	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024130109	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Acknowledged	XXX	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements XXX in the file cites this exception and approval is granted	Housing History Does Not Meet Guideline Requirements XXX in the file cites this exception and approval is granted	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024130010	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024130010	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024130010	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Acknowledged	XXX	Credit	Delinquent Credit History Does Not Meet Guideline Requirements	Delinquent Credit History Does Not Meet Guideline Requirements Audited consumer credit reflects XXX. Lender Guidelines allow XXX for consumer credit history. XXX approved exception to guidelines. Exception type-Credit Payment History (Consumer Debt).Exception granted by XXX on XXX.
Delinquent Credit History Does Not Meet Guideline Requirements Audited consumer credit reflects XXX. Lender Guidelines allow XXX for consumer credit history. XXX approved exception to guidelines. Exception type-Credit Payment History (Consumer Debt).Exception granted by XXX on XXX.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024130052		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130052		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130052		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Property	XXX Dated Prior to the Note Date, After Appraisal Date	Property located in XXX Declared XXX with no subsequent property Inspection. A XXX was declared on XXX. A property inspection is needed for the subject property	Document Uploaded.	XXX	XXX report; Property Inspection Provided.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130146	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130146	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130146	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130031		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130031		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130031		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	Borrower 1 Business Bank Statements Less Than XXX Months Provided	The loan closed under the XXX month bank statement program. The loan file is missing is the full XXX month bank statements. The month of XXX XXX was not provided. Additional conditions may apply.	Document Uploaded.	XXX	XXX XXX bank statements for review.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130106	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to XXX of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "XXX" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation. The initial CD was issued on XXX which is less than XXX business day prior to the consummation date of XXX.	Document Uploaded.	XXX	Corrected notary date; loan closed on the XXX. Exception resolved; Corrected notary date; loan closed on the XXX. Exception resolved	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130106	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). XXX XXX cure required:
Refund in the amount of $XXX
The zero tolerance violation in the amount of $XXX is due to an increase in Discount Points from the XXX to CD; Need evidence of a valid XXX, XXX or proof of refund check to the borrower in the amount of $XXX. The initial CD and XXX issued on XXX is less than XXX business day prior to the consummation date of XXX which makes the XXX invalid.	Document Uploaded.	XXX	Corrected notary date; loan closed on the XXX. Exception resolved; Corrected notary date; loan closed on the XXX. Exception resolved	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130106	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130106	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130106	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). The latest evidence of the appraisal issued to the borrower is XXX, which is less than XXX business days from consummation.	Document Uploaded.	XXX	borrower waived right to receive appraisal at least XXX days prior to consummation and appraisal was delivered prior to consummation; Exception resolved; Evidence of appraisal delivery provided.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	B	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130106	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	Missing Credit Score Disclosure (XXX)	Missing Credit Score Disclosure (XXX). The XXX disclosure is missing from the loan file.	Document Uploaded.	XXX	XXX Credit Score Disclosure is provided.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	B	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130143		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130143		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130143		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130074	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130074	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130074	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130136		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130136		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130120	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130120	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130120	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130058	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130058	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130058	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130155	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130155	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130155	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130089		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130089		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130166	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	B	A	A	B	B	B	B	A	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024130166	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Acknowledged	XXX	Credit	Delinquent Credit History Does Not Meet Guideline Requirements	Delinquent Credit History Does Not Meet Guideline Requirements XXX in < XXX months prior to closing date.	Per XXX - Credit-Judgments/Collections/Tax Liens. No chargeoffs in last XXX months. Actual - Borrower had a chargeoff in XXX. Exception granted to allow chargeoff that occurred XXX months ago.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	B	B	B	B	B	B	B	A	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024130166	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Acknowledged	XXX	Property	HOA Does Not Meet Guidelines	XXX Does Not Meet Guidelines XXX payment delinquency exceeds the guideline allowed XXX%.	CRSE - Property - XXX Project Eligibility. Max XXX% XXX delinquency; actual - XXX delinquency is XXX%. Exception granted to allow XXX% XXX delinquency rate - doing this as XXX. Exception reviewed by management.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	B	B	B	B	B	B	B	A	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024130171		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130171		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130171		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130121	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130121	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130121	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130101		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Acknowledged	XXX	Credit	Income documentation does not meet guidelines	The guidelines state that the borrower was required to bring a XXX paystub and XXX years prior XXX. The loan file is missing the XXX paystub and XXX year previous income documentation. A XXX XXX was provided. Please provide XXX tax returns and XXX paystub.	Document Uploaded. Uploaded paystubs and XXX. B1 is a XXX employee and only provided income docs for XXX and XXX XXX. Exception for XXX income docs. NOTE: Tax returns would not have been required since this is a bank stmt loan.	XXX	XXX uploaded to the file cites the exception of borrower missing XXX XXX income.	XXX	XXX FICO, Residual income = $XXX/m; # of months of reserves = XXX ;Co-borrower has owned business > XXX years ;Credit history = XXX	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024130101		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	Borrower 1 Paystubs Missing	Borrower XXX Paystubs Missing	Document Uploaded. XXX uploaded.	XXX	Borrower XXX XXX Provided	XXX	XXX FICO, Residual income = $XXX/m; # of months of reserves = XXX ;Co-borrower has owned business > XXX years ;Credit history = XXX	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024130101		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	XXX FICO, Residual income = $XXX/m; # of months of reserves = XXX ;Co-borrower has owned business > XXX years ;Credit history = XXX	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024130101		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	XXX FICO, Residual income = $XXX/m; # of months of reserves = XXX ;Co-borrower has owned business > XXX years ;Credit history = XXX	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024130130		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cured	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). XXX XXX Cure required. Refund in the amount of $XXX, cure package requires a XXX, XXX, Copy of Refund Check and Proof of Delivery or Valid XXX. The tolerance is due to increased Appraisal Fee from XXX XXX to Final CD XXX.	Document Uploaded. Uploaded all cure docs.	XXX	Cure package provided; exception downgraded to a XXX/B	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024130130		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024130130		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024130083		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130083		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130083		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130035	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130035	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130035	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130070		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130070		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130049	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	B	B	A	A	A	A	B	B	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024130049	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Acknowledged	XXX	Property	Property/Appraisal General	Property/Appraisal guideline violation: Property does not meet the minimum sq ft guidelines. CRSE in the file cites this exception and approval is granted.	Property/Appraisal guideline violation: Property does not meet the minimum sq ft guidelines. XXX in the file cites this exception and approval is granted.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	B	B	B	B	A	A	B	B	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024130007	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130007	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130007	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130161		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130161		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130161		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130177	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130177	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130177	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130149		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024130149		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024130149		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Acknowledged	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $ are less than Guideline Required Reserves of $XXX. Exception in file for XXX months verified reserves, XXX months required by guidelines.			Audited Reserves of $ are less than Guideline Required Reserves of $XXX. Exception in file for XXX months verified reserves, XXX months required by guidelines.	XXX	Borrower has stable job time - Borrower has XXX years on job.	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024130163	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130163	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130163	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130142		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130142		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130142		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130174	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130174	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130174	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130108	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024130108	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024130108	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cured	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	XXX XXX Cure Required. Refund in the amount of $XXX, cure package requires a XXX, XXX, Copy of Refund Check, and Proof of Delivery or Valid XXX. The XXX% tolerance violation in the amount of $XXX is due to the increase in title fees paid to the provider on the XXX. The XXX in file is not sufficient for increase in title fees This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	Document Uploaded.	XXX	cure package provided, exception downgraded to a XXX/B.; cure package provided, exception downgraded to a XXX/B.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024130108	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	Missing Credit Score Disclosure (XXX)	Missing Credit Score Disclosure (XXX). Missing Credit Score Disclosure (XXX).	Document Uploaded.	XXX	Credit Score Disclosure provided, exception resolved; XXX Credit Score Disclosure is provided.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	B	B	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024130160		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130160		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130160		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130160		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	ATR: Current Employment Not Verified	ATR: Current Employment Not Verified Guidelines require a VOE XXX within days prior of closing or anytime after closing. Please provide a VOE for review.	Document Uploaded.	XXX	ATR: Current Employment Was Verified; ; Received a copy of the Sec of XXX and XXX searches showing re-reviewed on XXX.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130131	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130131	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130131	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130165	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130165	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130165	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130187		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130187		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX Please send the working XXX commitment with title coverage amount sufficient to cover the subject lien.	Document Uploaded. The XXX commitment has a Supplemental Report that goes with it that details the subject lien. I have uploaded.	XXX	XXX insurance value.; XXX Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130173	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130173	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130173	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130133	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130133	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130133	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower XXX 3rd Party VOE Prior to Close Missing Missing 3rd Party Verbal VOE completed within XXX days of the closing date.	Document Uploaded. The borr is XXX therefore the file has the XXX of XXX pulled XXX days before closing to show Active.	XXX	Borrower XXX XXX Party VOE Prior to Close Was Provided; ; Received updated business search dated XXX. ; Borrower XXX XXX Party VOE Prior to Close Missing	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130133	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	Borrower 1 YTD Profit & Loss Missing	Borrower 1 XXX & XXX Missing Per Lender Guidelines documentation requirements a XXX proprietor a XXX P&L statement is required if the loan application is dated >XXX days after the end for the XXX' tax year. The application date is XXX is over XXX days from 1XXX. Provide a XXX P&L Statement.	Document Uploaded. I have removed the XXX income therefore would not need a P&L since no longer using to qualify and it's positive income. Uploaded 1008, 1003, and CRSE. Please read the comments on the 1003 bc I also corrected the assets/reserves. There is a credit on the CD for funds sent to closing therefore those needed to be deducted from total assets so not double counted. Borr still has enough reserves (XXX mos). Thx!	XXX	Borrower XXX XXX Profit & Loss Provided; Received an updated 1003/CRSE/1008. The P&L income was removed since P&L up to date documentation was not obtained. Borrower still qualifies with out this additional income - condition cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130133	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Employment does not meet lender guidelines because the file is missing the Verbal Employment Verification completed within XXX days of the closing date.	Borrower is XXX therefore the XXX was pulled within XXX days of closing to show it is active. A verbal XXX would not apply.; Borrower is XXX therefore the XXX was pulled within XXX days of closing to show it is active. A verbal XXX would not apply.	XXX	Income and Employment Meet Guidelines; Received updated business search dated XXX. ; Income and Employment Do Not Meet Guidelines	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130133	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	ATR: Current Employment Not Verified	ATR: Current Employment Not Verified Lender guideline requires employment to be verified within XXX days of the closing date. The file is missing proof of self employment within XXX days of the closing date.	; Received updated business search dated XXX.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130184		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130184		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130184		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130128	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130128	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130128	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130104	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130104	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130104	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	Missing Credit Score Disclosure (XXX)	Missing Credit Score Disclosure (XXX). The XXX disclosure is missing from the loan file.	Document Uploaded. Uploaded the cred score discl.	XXX	XXX Credit Score Disclosure is provided.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130167		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130167		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130167		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130023	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130023	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130023	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	ATR: Current Employment Not Verified	ATR: Current Employment Not Verified Guidelines require a verification of existence of business within XXX days of closing or anytime after. Please provide a VOE for review.	Document Uploaded. Updated business search conducted on XXX has been received. Cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130012	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130012	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130012	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	Purchase Contract is Expired	The purchase contract expired XXX. The loan closed XXX. Please provide a XXX extending the contract to XXX.	Document Uploaded. Per XXX, the Extension to XXX is not required.	XXX	; Received copy of email from XXX advising the extension is not a requirement for this loan.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130200	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130200	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130200	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXX is less than required coverage required XXX in file reflects coverage of only $XXX, insufficient to cover the loan amount of $XXX, or XXX total estimate of cost new on the appraisal of $XXX.	Document Uploaded.	XXX	Hazard Insurance coverage meets guideline requirement; Received copy of Replacement Cost Estimate.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130180	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130180	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130180	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130175	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	D	A	A	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130175	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	Purchase Contract is Expired	The purchase contract expired XXX. The loan closed XXX. Provide a XXX extending the contract to XXX.	Document Uploaded.	XXX	Received copy of Purchase Agreement addendum extending the contract to XXX.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	D	A	C	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130175	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	Missing Credit Score Disclosure (XXX)	Missing Credit Score Disclosure (XXX).	Document Uploaded.	XXX	XXX Credit Score Disclosure is provided.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130175	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	The Initial 1003 is Missing	The Initial 1003 is Missing	Document Uploaded.	XXX	The Initial 1003 is Present; Initial 1003 has been provided.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130205	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130205	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130205	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130178	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024130178	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024130178	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Acknowledged	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. CRSE cites this exception and approval is granted.	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. XXX cites this exception and approval is granted.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024130202		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130202		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130202		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130204	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130204	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130204	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130206		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130206		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130206		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130190	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	Verification of Borrower Liabilities Missing or Incomplete	Missing documentation to verify new monthly lease payment of $XXX to XXX Financial listed on the final 1003.	The XXX lease amount is on the credit report. It is also on the XXX report I just uploaded to the other finding.	XXX	; The XXX Lease payment is shown on the XXX credit provided. Resolved.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	B	D	A	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024130190	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	Borrower 1 XXX Credit Report is Missing	Borrower XXX XXX Credit Report is Missing Missing XXX Credit Report dated within XXX days of Note date.	Document Uploaded. Uploaded XXX report.	XXX	Borrower XXX XXX Credit Report is not missing.; Credit Refresh dated XXX received	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	B	D	A	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024130190	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024130190	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Acknowledged	XXX	Property	Property has been listed for sale in the past XXX months	Property listed for sale. Listing removed after application yet guidelines indicate listing must have been removed prior to application. Approved Lender Exception in file indicating accidental listing-on the market < XXX day. LOX from the applicant provided. Listing removed less than XXX day and did not show up to the XXX.	Approved Lender Exception in file indicating accidental listing-on the market < XXX day. XXX from the applicant provided.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	B	C	B	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024130207	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130207	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130207	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130199	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130199	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130199	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130192	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130192	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130192	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130002	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130002	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130002	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational only.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130001	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130001	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024130018	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a XXX lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a XXX lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.			Loan is XXX compliant	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024130018	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024130018	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024130610		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	The Initial 1003 is Missing	The Initial 1003 is Missing Lender to provide Initial 1003.	Lender provided requested missing Initial 1003 for the file.	XXX	The Initial 1003 is Present; Additional documentation provided; exception resolved.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024130610		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	Asset 3 Does Not Meet Guideline Requirements	Asset Record XXX Does Not Meet G/L Requirements Asset Record XXX is for proceeds from the borrower's XXX mortgage against his XXX. Per documents in the file, the borrower was taking out a XXX mortgage w/ the same Lender to cover the cash to close and reserve requirement for the purchase of the subject. Lender to provide XXX from the closing of loan XXX, reflecting the repayment terms and liquid cash received. If borrower is not on the XXX mortgage (since XXX has XXX ownership of the primary), XXX to provide gift letter, and Lender to provide signed exception for XXX% minimum contribution not met.	Lender provided XXX and Note for XXX lien transaction on XXX XXX, XXX, XXX.	XXX	Asset Record XXX Meets G/L Requirements Or Not Applicable; Additional documentation provided; exception resolved.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024130610		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements The borrower is buying the XXX home subject w/ XXX, using funds from a XXX mortgage against the primary. The borrower's XXX is the XXX owner of their XXX. Due to the borrower not having any housing history, he must show evidence of a minimum of XXX% contribution. If all of the funds are coming from the XXX gifting the XXX mortgage proceeds, Lender must provide a signed exception for lack of meeting minimum contribution.	Lender provided XXX and Note for XXX lien transaction on XXX XXX , XXX, XXX.	XXX	Additional documentation provided; exception resolved.; Asset Qualification Meets Guideline Requirements	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024130610		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Credit	Occupancy Not Allowed	The Borrower has no recent housing history. His last mortgage rating is from XXX. He currently lives with XXX "XXX". The Lender has provided the required "XXX" letter and mortgage history. However, the Alt Doc GLs state that borrowers who do not have a complete XXX-month housing history are subject to all of the following restrictions: XXX only, Greater of XXX months reserves, XXX% minimum borrower contribution, and max XXX% DTI. The subject is a XXX home. Evidence needed allowing for XXX occupancy vs primary.	Lender XXX Eligibility for XXX as an Eligible Transaction resolving exception.	XXX	Additional documentation provided; exception resolved.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024130610		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Acknowledged	XXX	Credit	Delinquent Credit History Does Not Meet Guideline Requirements	Delinquent Credit History Does Not Meet Guideline Requirements The Borrower has an open collection with a balance of $XXX, opened XXX. Lender GLs require this to be paid off. The borrower has provided an LOX stating that he disputed the charge and the creditor took it off the credit report. There is no supporting credit supplement reflecting this removal. Lender to provide evidence this collection is no longer reporting or a signed Exception permitting for the collection to remain open.	Lender provided Exception approval XXX email chain with XXX to allow the collection iao $XXX required by GLs to be paid off to remain open at close with a XXX% payment to be included in the approval DTI calculation.	XXX	Additional documentation provided; exception resolved.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024130610		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024130610		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A